CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash generated from/(used in) operating activities	$ 219,258,000	$ (268,599,000)	$ (204,223,000)
Investing activities
Purchases of property, plant and equipment	(32,612,000)	(36,664,000)	(16,401,000)
Purchase of leasehold land			(355,000)
Refund of leasehold land deposit			930,000
Deposits in short-term investments	(1,627,875,000)	(1,202,013,000)	(1,355,976,000)
Proceeds from short-term investments	1,342,846,000	1,518,453,000	921,364,000
Purchase of a warrant			(15,000,000)
Dividend and proceeds received from divestment of Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")	29,495,000	16,488,000	159,118,000
Proceeds from divestment of other equity investee		324,000
Proceeds from divestment of subsidiaries	5,103,000
Cash disposed from divestment of subsidiaries	(8,093,000)
Net cash (used in)/generated from investing activities	(291,136,000)	296,588,000	(306,320,000)
Financing activities
Proceeds from issuances of ordinary shares	5,094,000	174,000	717,319,000
Purchases of treasury shares	(9,071,000)	(48,084,000)	(27,309,000)
Dividends paid to non-controlling shareholders of subsidiaries	(9,068,000)	(25,600,000)	(9,894,000)
Repayment of loan to a non-controlling shareholder of a subsidiary			(579,000)
Proceeds from bank borrowings	61,705,000	17,753,000
Repayment of bank borrowings		(26,923,000)
Payment of issuance costs		(83,000)	(29,509,000)
Net cash generated from/(used in)financing activities	48,660,000	(82,763,000)	650,028,000
Net (decrease)/increase in cash and cash equivalents	(23,218,000)	(54,774,000)	139,485,000
Effect of exchange rate changes on cash and cash equivalents	(6,471,000)	(9,490,000)	2,427,000
Net (decrease)/increase in cash and cash equivalents, including effect of exchange rate changes	(29,689,000)	(64,264,000)	141,912,000
Cash and cash equivalents
Cash and cash equivalents at beginning of year	313,278,000	377,542,000	235,630,000
Cash and cash equivalents at end of year	283,589,000	313,278,000	377,542,000
Supplemental disclosure for cash flow information
Cash paid for interest	421,000	150,000	425,000
Cash paid for tax, net of refunds	3,728,000	18,891,000	5,014,000
Supplemental disclosure for non-cash activities
Increase in accrued capital expenditures	5,713,000	9,618,000	8,607,000
Vesting of treasury shares for LTIP	$ 18,148,000	$ 12,034,000	$ 1,450,000